Nature of Business and Summary of Significant Accounting Policies Dividend (Detail)	1 Months Ended
	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015
FHLB Membership Stock
Class of Stock [Line Items]
Percentage of dividend rate	0.60%	0.60%	0.60%	0.50%
FLHB Activity Stock
Class of Stock [Line Items]
Percentage of dividend rate	2.80%	2.80%	2.60%	2.50%